Inventories	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories
Note 4:	Inventories

	June 30, 2026	December 31, 2025
	$ thousands	$ thousands

Raw materials	26,206	28,567
Work in progress	215	130
Finished products	33,038	32,890

	59,459	61,587

During the six-month periods ended June 30, 2026, and 2025 the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $1,924 thousand and $748 thousand, respectively, that have been included in cost of revenues.

As of June 30, 2026, the Company has an outstanding inventory purchase orders with its suppliers in the amount of $15,810 thousand. The commitments are due primarily within one year.